Securitizations And Variable Interest Entities (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended			6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Sep. 30, 2012 Minimum [Member]	Mar. 31, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Mar. 31, 2012 Maximum [Member]
Variable Interest Entity [Line items]
Proceeds received from new securitizations	¥ 202	¥ 90	¥ 303	¥ 138
Debt securities issued by special purpose entities initial fair value	430	322	824	682
Cash inflows from third parties on the sale of debt securities	258	192	451	334
Cumulative balance of financial assets transferred to SPEs	4,065		4,065		3,782
Retained interests	174		174		165
Interests held in spes	5	3	11	6
Outstanding collateral service agreements or written credit default swap agreements	¥ 15		¥ 15		¥ 27
Percentage of changes in fair value based on adverse effect						10.00%	10.00%	20.00%	20.00%